Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories, Net [Abstract]
Estimated net realizable value	$ 7,238,819	$ 2,711,158